Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	May 06, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015
C000229260
Account Value [Line Items]
Account Value	$ 16,458	$ 16,060	$ 15,986	$ 16,060	$ 15,883	$ 15,691	$ 15,755	$ 15,520	$ 15,506	$ 15,330	$ 15,257	$ 14,525	$ 14,422	$ 14,203	$ 14,700	$ 14,510	$ 14,539	$ 14,847	$ 14,468	$ 13,827	$ 14,060	$ 14,220	$ 14,278	$ 13,987	$ 13,478	$ 13,798	$ 13,827	$ 13,609	$ 13,667	$ 13,114	$ 13,665	$ 13,466	$ 13,367	$ 13,750	$ 13,651	$ 13,126	$ 13,679	$ 13,764	$ 14,105	$ 14,161	$ 14,176	$ 14,417	$ 14,247	$ 14,899	$ 14,757	$ 14,673	$ 14,569	$ 15,111	$ 15,307	$ 15,249	$ 15,260	$ 15,295	$ 15,203	$ 14,799	$ 12,665	$ 11,844	$ 11,948	$ 11,730	$ 11,335	$ 11,283	$ 10,857		$ 10,701	$ 10,244	$ 10,296	$ 10,431	$ 10,317	$ 10,251	$ 10,026	$ 10,047	$ 10,057	$ 10,179	$ 10,128	$ 10,067	$ 10,281	$ 10,118	$ 10,067	$ 10,037	$ 9,649	$ 9,787	$ 9,687	$ 9,936	$ 10,016	$ 10,026	$ 10,176	$ 10,106	$ 9,976	$ 9,936	$ 10,066	$ 10,146	$ 10,126	$ 10,006	$ 10,016	$ 9,986	$ 9,956	$ 9,936	$ 9,966	$ 9,966	$ 9,886	$ 9,836	$ 9,677	$ 9,617	$ 9,567	$ 9,358	$ 9,407	$ 9,517	$ 9,537	$ 9,387	$ 9,248	$ 9,288	$ 9,268	$ 9,108	$ 9,058	$ 9,078	$ 9,148	$ 9,170	$ 9,348	$ 9,209	$ 9,476	$ 9,753	$ 9,802	$ 10,000
C000216184
Account Value [Line Items]
Account Value	$ 12,262	12,197	12,210	12,205	12,088	11,941	11,915	11,962	11,889	11,859	11,726	11,550	11,533	11,448	11,606	11,512	11,426	11,478	11,340	11,259	11,242	11,160	10,980	10,886	10,654	10,963	10,894	10,959	10,963	11,032	11,004	11,218	10,959	11,037	10,913	10,753	10,757	10,839	10,909	10,839	10,765	10,753	10,691	10,691	10,601	10,584	10,535	10,601	10,625	10,531	10,366	10,317	10,370	10,420	10,400	10,284	10,172	10,188	10,172	9,764	9,788	$ 10,000
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $33,535
Account Value	$ 33,535	31,549	31,765	33,661	34,106	33,182	33,993	32,108	32,402	31,724	30,973	30,600	29,540	28,145	29,343	28,429	26,988	26,542	25,388	23,264	23,763	24,953	25,357	24,568	23,045	22,945	22,592	21,792	22,337	21,017	22,302	21,121	19,539	21,522	22,437	20,542	22,391	22,350	24,485	23,608	24,337	25,665	24,564	24,735	23,116	24,244	23,528	22,982	22,458	22,302	21,172	20,284	19,740	19,941	19,203	17,308	17,781	18,483	17,244	16,323	16,005		15,277	13,541	15,450	16,836	16,842	16,349	15,776	15,442	15,158	15,402	15,184	14,184	15,147	14,557	14,280	13,835	12,809	14,080	13,799	14,812	14,728	14,263	13,751	13,667	13,346	13,295	13,641	14,163	13,396	13,249	12,855	12,562	12,308	12,270	12,023	11,948	11,783	11,663	11,649	11,204	10,996	10,783	10,398	10,591	10,589	10,574	10,198	10,172	9,992	9,954	9,321	9,334	9,821	9,979	9,949	9,175	9,408	10,012	9,806	10,000
WATER ISLAND INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $22,440
Account Value	$ 22,440	21,111	21,255	22,524	22,822	22,204	22,746	21,485	21,681	21,228	20,725	20,476	19,767	18,833	19,635	19,023	18,059	17,760	16,988	15,567	15,901	16,697	16,967	16,439	15,420	15,354	15,118	14,582	14,947	14,063	14,923	14,133	13,075	14,401	15,013	13,746	14,983	14,955	16,384	15,797	16,285	17,174	16,437	16,552	15,468	16,222	15,744	15,378	15,028	14,923	14,167	13,573	13,209	13,343	12,849	11,581	11,898	12,368	11,538	10,923	10,710	10,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
Account Value	$ 12,121	12,077	12,035	11,995	11,957	11,913	11,865	11,820	11,776	11,725	11,669	11,617	11,570	11,514	11,465	11,414	11,367	11,319	11,266	11,216	11,166	11,115	11,065	11,021	10,971	10,929	10,894	10,847	10,812	10,778	10,740	10,705	10,688	10,662	10,645	10,639	10,637	10,630	10,628	10,625	10,623	10,624	10,623	10,622	10,623	10,622	10,622	10,621	10,622	10,621	10,621	10,621	10,620	10,619	10,618	10,616	10,615	10,614	10,613	10,611	10,610		10,610	10,609	10,578	10,562	10,548	10,533	10,520	10,500	10,481	10,460	10,440	10,418	10,394	10,374	10,352	10,333	10,313	10,294	10,273	10,255	10,240	10,221	10,205	10,188	10,173	10,159	10,145	10,135	10,123	10,112	10,104	10,095	10,086	10,077	10,068	10,060	10,054	10,048	10,046	10,042	10,037	10,033	10,031	10,029	10,024	10,022	10,019	10,016	10,015	10,012	10,007	10,005	10,005	10,001	10,001	10,001	10,001	10,000	10,000	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,596
Account Value	$ 11,596	11,679	11,634	11,629	11,379	11,319	11,507	11,387	11,676	11,522	11,359	11,100	10,995	10,812	11,092	10,991	11,148	11,179	10,767	10,300	10,466	10,738	10,808	10,815	10,854	10,973	10,907	10,637	10,919	10,593	10,641	10,264	10,399	10,868	11,184	10,917	11,091	11,020	11,455	11,782	11,915	12,178	12,209	12,173	12,176	12,283	12,306	12,170	12,085	12,046	11,951	12,102	12,280	12,368	12,351	12,231	12,286	12,293	12,393	12,211	12,134		$ 12,078	$ 11,867	$ 11,937	$ 11,726	$ 11,505	$ 11,513	$ 11,519	$ 11,484	$ 11,546	$ 11,254	$ 11,229	$ 11,090	$ 10,897	$ 10,894	$ 10,689	$ 10,695	$ 10,582	$ 10,391	$ 10,330	$ 10,412	$ 10,480	$ 10,413	$ 10,410	$ 10,423	$ 10,349	$ 10,427	$ 10,360	$ 10,459	$ 10,581	$ 10,533	$ 10,546	$ 10,540	$ 10,591	$ 10,497	$ 10,452	$ 10,462	$ 10,382	$ 10,303	$ 10,308	$ 10,239	$ 10,219	$ 10,205	$ 10,452	$ 10,533	$ 10,539	$ 10,551	$ 10,485	$ 10,299	$ 10,297	$ 10,257	$ 10,164	$ 10,093	$ 9,956	$ 9,988	$ 10,014	$ 10,013	$ 9,945	$ 9,960	$ 9,891	$ 10,000
WATER ISLAND INDEX: Water Island Merger Arbitrage USD Hedged Ind
Account Value [Line Items]
Line Graph and Table Measure Name	Water Island Merger Arbitrage USD Hedged Index $13,118
Account Value	$ 13,118	13,042	13,039	13,011	12,870	12,691	12,650	12,691	12,596	12,560	12,410	12,208	12,177	12,064	12,215	12,105	12,000	12,043	11,879	11,779	11,762	11,673	11,470	11,372	11,148	11,272	11,189	11,150	11,178	11,210	11,172	11,332	11,095	11,158	11,082	10,914	10,930	10,984	11,015	10,960	10,919	10,948	10,859	10,826	10,800	10,767	10,720	10,771	10,790	10,676	10,490	10,438	10,487	10,518	10,473	10,363	10,242	10,251	10,205	9,772	9,795	10,000
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,424
Account Value	$ 11,424	11,383	11,344	11,306	11,270	11,229	11,184	11,141	11,099	11,051	10,999	10,950	10,905	10,853	10,807	10,758	10,714	10,669	10,619	10,572	10,525	10,477	10,430	10,388	10,341	10,301	10,268	10,224	10,191	10,159	10,123	10,090	10,074	10,049	10,033	10,028	10,026	10,019	10,017	10,014	10,013	10,014	10,013	10,012	10,013	10,012	10,012	10,011	10,012	10,011	10,011	10,011	10,010	10,009	10,008	10,007	10,006	10,005	10,004	10,002	10,000	10,000
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $9,653
Account Value	$ 9,653	$ 9,723	$ 9,685	$ 9,681	$ 9,473	$ 9,423	$ 9,579	$ 9,479	$ 9,720	$ 9,592	$ 9,456	$ 9,240	$ 9,153	$ 9,001	$ 9,234	$ 9,150	$ 9,281	$ 9,306	$ 8,963	$ 8,575	$ 8,712	$ 8,940	$ 8,997	$ 9,003	$ 9,036	$ 9,135	$ 9,080	$ 8,855	$ 9,090	$ 8,819	$ 8,859	$ 8,544	$ 8,657	$ 9,048	$ 9,311	$ 9,089	$ 9,233	$ 9,174	$ 9,536	$ 9,809	$ 9,919	$ 10,138	$ 10,164	$ 10,134	$ 10,136	$ 10,225	$ 10,245	$ 10,131	$ 10,061	$ 10,028	$ 9,949	$ 10,075	$ 10,223	$ 10,296	$ 10,282	$ 10,182	$ 10,228	$ 10,234	$ 10,317	$ 10,165	$ 10,101	$ 10,000